COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Contractual obligations for the acquisition or construction of property, plant and equipment	¥ 13,111
Rental expenses for operating leases	8,310	9,210	9,298
Purchase of material	15,390
Material obligated to purchase in total by the end of December 2020	230,081
Description of purchase obligation term	Under those agreements, during the year ended March 31, 2011, Kyocera purchased ¥15,390 million and is obligated to purchase ¥230,081 million in total by the end of December 2020.
Total amount of guarantees for the debt of employees, an investee and an unconsolidated subsidiary	644
Remediation costs	35,499
Proposed alternative remedial action plan, minimum range of future cost estimates	30,046
Proposed alternative remedial action plan, maximum range of future cost estimates	¥ 33,283